Notes to Profit or Loss - Schedule of Changes in Deferred Taxes (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Intangible asset [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	€ 3,980
Recognized in Other Comprehensive Income	0
Advance payment [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	319
Recognized in Other Comprehensive Income	0
Prepaid expenses and deferred charges [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	3
Recognized in Other Comprehensive Income	0
Other provisions [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	25
Recognized in Other Comprehensive Income	0
Other liabilities [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(23)
Recognized in Other Comprehensive Income	0
Deferred Tax [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	4,304
Recognized in Other Comprehensive Income	€ 0